Note 5 - Equity Awards - Outstanding Warrants (FY) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Awards [Abstract]
Warrants outstanding (in shares)	327,253	528,054	710,174
Warrants outstanding, weighted average exercise price (in dollars per share)	$ 8.89	$ 10.90	$ 8.95
Warrants exercised (in shares)	(224,793)		(18,405)
Warrants exercised, weighted average exercise price (in dollars per share)	$ 2.03		$ 3
Warrants forfeited, canceled (in shares)		(200,801)	(163,715)
Warrants forfeited, canceled, weighted average exercise price (in dollars per share)		$ 14.18	$ 3.34
Warrants outstanding (in shares)	974,090	327,253	528,054
Warrants outstanding, weighted average exercise price (in dollars per share)	$ 4.03	$ 8.89	$ 10.90